United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas November 4, 2008
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1044    15279 SH       Sole                    15279
AT&T Inc.                      COM              00206r102      359    12874 SH       Sole                    12874
Alcoa, Inc.                    COM              013817101      229    10140 SH       Sole                    10140
American Express Co            COM              025816109      875    24700 SH       Sole                    24700
American Intl Group Inc        COM              026874107       81    24200 SH       Sole                    24200
Amgen Inc                      COM              031162100     1142    19260 SH       Sole                    19260
Anadarko Pete Corp             COM              032511107      272     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      389     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1000    52275 SH       Sole                    52275
BP Amoco PLC ADR               COM              055622104      333     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      241    11535 SH       Sole                    11535
Burlington N Snta Fe           COM              12189T104      260     2814 SH       Sole                     2814
CSX Corp                       COM              126408103      327     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1256    37306 SH       Sole                    37306
Cisco Systems Inc              COM              17275r102     1943    86141 SH       Sole                    86141
Citigroup Inc.                 COM              172967101     1083    52815 SH       Sole                    52815
Coca Cola Co                   COM              191216100      825    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1502    96025 SH       Sole                    96025
EMC Corp.                      COM              268648102     1124    93968 SH       Sole                    93968
Expeditors Intl Wash           COM              302130109     1442    41400 SH       Sole                    41400
Exxon Mobil Corp               COM              302290101     1296    16692 SH       Sole                    16692
General Electric Co.           COM              369604103     2055    80602 SH       Sole                    80602
International Business Machine COM              459200101     2409    20600 SH       Sole                    20600
L3 Communications              COM              502424104     1536    15625 SH       Sole                    15625
Lowes Cos Inc                  COM              548661107     1360    57399 SH       Sole                    57399
Medtronic Inc                  COM              585055106     1155    23050 SH       Sole                    23050
Microsoft Corp                 COM              594918104     1509    56524 SH       Sole                    56524
Monsanto Co                    COM              61166w101     1640    16567 SH       Sole                    16567
Norwood Abbey Limited          COM              019619664        1    96000 SH       Sole                    96000
Oceaneering Intl               COM              675232102      213     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1606    79075 SH       Sole                    79075
Pepsico Inc                    COM              713448108     1483    20808 SH       Sole                    20808
Pfizer Inc                     COM              717081103      620    33636 SH       Sole                    33636
Pitney Bowes Inc               COM              724479100      554    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1258    16115 SH       Sole                    16115
Scotts Companies               COM              810186106      751    31750 SH       Sole                    31750
Southwestern Energy            COM              845467109     1712    56050 SH       Sole                    56050
Stryker Corp                   COM              863667101     1294    20775 SH       Sole                    20775
Tellabs Inc                    COM              879664100       89    21850 SH       Sole                    21850
United Parcel Service          COM              911312106      830    13200 SH       Sole                    13200
United Technologies            COM              913017109     1944    32375 SH       Sole                    32375
Wal Mart Stores Inc            COM              931142103     3953    65997 SH       Sole                    65997
Windstream Corp                COM              9738w1041      163    14885 SH       Sole                    14885
Wyeth                          COM              983024100      621    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102     1311    20310 SH       Sole                    20310
Powershares DB USD Bullish FD  IDX              73936d107     2352 96250.000 SH      Sole                96250.000
iShares Russell 1000 Index Fun IDX              464287598      360 5665.000 SH       Sole                 5665.000
iShares Russell 2000 Growth In IDX              464287648      721 10200.000 SH      Sole                10200.000
iShares Russell 2000 Index Fun IDX              464287655      484 7115.000 SH       Sole                 7115.000
iShares Russell Midcap         IDX              464287499      483 5875.000 SH       Sole                 5875.000
iShares S & P 500              IDX              464287200     3465 29660.000 SH      Sole                29660.000
ishares Dow Jones Select Divid IDX              464287168     1183 22225.000 SH      Sole                22225.000
ishares Dow Jones US Health Ca IDX              464287762      262 4225.000 SH       Sole                 4225.000
ishares Russell 1000 Growth In IDX              464287614     4952 102000.000 SH     Sole               102000.000
ishares Russell Mid Cap Growth IDX              464287481      978 22560.000 SH      Sole                22560.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Tablle Value Total: $62,603


List of Other Included Managers:
No.		13F File Number		Name